Stockholders' Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended					12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended				1 Months Ended	12 Months Ended
	Aug. 22, 2013	Jun. 03, 2013	May 06, 2013	Mar. 05, 2012	Nov. 08, 2011	Dec. 31, 2013	May 07, 2013	Dec. 31, 2012	Oct. 18, 2010 Series A Convertible Preferred Stock [Member]	Jun. 03, 2013 Series A Convertible Preferred Stock [Member]	May 31, 2009 Class C [Member]	Dec. 31, 2013 Class C [Member]	May 31, 2009 Class D [Member]	Dec. 31, 2013 Class D [Member]	Aug. 22, 2013 Class H [Member]	Jun. 03, 2013 Class H [Member]	Mar. 05, 2012 Class H [Member]	Nov. 08, 2011 Class H [Member]	Oct. 31, 2009 Class H [Member]	Dec. 31, 2013 Class H [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized						1,000,000,000		1,000,000,000
Common stock, par value						$ 0.0001		$ 0.0001
Preferred stock, shares authorized						10,000,000		10,000,000
Preferred stock, par value						$ 0.0001
Repurchase of shares from former parent			6				1,585,476
Repurchase value of common stock			$ 205			$ 205
Common stock, shares outstanding						22,368,453		20,590,596
Restricted stock awards						22,368
Preferred stock, shares issued									17,500
Preferred stock, dividend rate									1.00%
Preferred stock, outstanding						0		0		0
Purchase of common stock												1		1						1
Exercise price											$ 1.00	$ 2.70	$ 1.50	$ 2.70					$ 1.30	$ 2.70
Warrants expiry date											May 31, 2014	May 31, 2014	May 31, 2014	May 31, 2014						Oct. 14, 2014
Aggregate number of common stock shares											885,000		415,000						17,250,000
Common stock shares acquired percentage						50.00%
Reverse stock split	1-for-12	1-for-500		1-for-500	1-for-10										1-for-12	1-for-500	1-for-500	1-for-10
Reverse stock split ratio	0.083	0.002		0.002	0.100										0.083	0.002	0.002	0.100
Adjusted exercise price of warrants, value																				$ 39,000,000
Warrants outstanding exercisable																				less than one share